Share-Based Compensation	6 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Share-based Compensation

(27) Share-based Compensation

Restricted Share Units (“RSUs”)

On November 19, 2024, the board of the directors of the Company approved the grant of 3,000,000 RSUs to the former chairwoman of the board. Each RSU represented a right to receive one ADS of the Company, with every two ADS representing three Class A ordinary shares. Giving effect to the Group subsequent ADR facility termination and 1-for-90 reverse share split, the grant was adjusted to 50,000 RSUs, with each RSU representing a right to receive one post-split Class A ordinary share. Pursuant to the agreement entered into between the Company and the grantee, the RSUs are scheduled to vest over a three-year service period starting from the date of grant, with 33.0% to vest on the first anniversary, 33.5% on the second anniversary, and 33.5% on the third anniversary of the grant date from 2025 to 2027, respectively, subject to the continuous service of the grantee. The fair value of the RSUs was measured based on the grant-date market price of the Company’s ADS at US$0.3067 (equivalent to US$18.4 per post-split Class A ordinary shares). On November 28, 2025, the former chairwoman of the board resigned from her position. As of her resignation date, the 33.0% tranche of RSUs had vested on November 19, 2025, in accordance with the original vesting schedule. In recognition of her contributions to the Company during her service period, the Board accelerated the vesting of all remaining unvested RSUs (representing 67.0% of the total grant) effective upon her resignation. No RSUs were forfeited as a result of the resignation.

In February, 2025, the Board of the Company approved the grant of a total of 40,002,240 RUSs to certain management and employees as their severance compensation, with each RSU representing the right to receive one ADS. These RSUs were vested immediately upon grant. Following the termination of the Group ADR facility and Share Consolidation, these vested RSUs were adjusted to 666,704 RSUs, with each RSU representing the right to receive one post-consolidation Class A ordinary share.

A summary of the activity of the service-based RSUs for the six months ended December 31, 2025 is presented as follows:

	Number of restricted shares	Weighted average grant-date fair value US$
Unvested as of June 30, 2024	—	—
Granted	—	—
Vested	—	—
Forfeited	—
Unvested as of December 31, 2024	—	—
Unvested as of June 30, 2025	50,000	—
Granted	—	—
Vested	(50,000)	—
Forfeited	—	—
Unvested as of December 31, 2025	—	—

The Group recorded share-based compensation expense of nil and RMB5,216 in connection with the RSUs for the six months ended December 31, 2024 and 2025, respectively.